Stock-based compensation	3 Months Ended
Mar. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
11	Stock-based compensation

The Company provides stock-based compensation to its directors, officers, employees, and consultants through grants of stock options.

Stock options

The Company has adopted a stock option plan (the "Plan") to grant options to directors, officers, employees and consultants. Under the Plan, the Company may grant options to acquire up to 10% of the issued and outstanding shares of the Company. Options granted can have a term of up to ten years and an exercise price typically not less than the Company's closing stock price on the Toronto Stock Exchange (the "TSX") on the last trading day before the date of grant. Vesting is determined at the discretion of the Board of Directors.

Under the Plan, an option holder may elect to terminate an option, in whole or in part and, in lieu of receiving shares to which the terminated option relates (the "Designated Shares"), receive the number of shares, disregarding fractions, which, when multiplied by the weighted average trading price of the shares on the TSX during the five trading days immediately preceding the day of termination (the "Fair Value" per share) of the Designated Shares, has a total dollar value equal to the number of Designated Shares multiplied by the difference between the Fair Value and the exercise price per share of the Designated Shares.

Stock option transactions are summarized as follows:

	March 31, 2018
	Number of shares (000’s)	Weighted average exercise price C$
Outstanding – beginning of period	9,175	0.38
Granted	100	0.63
Exercised	(710)	0.47
Cancelled	(1,160)	0.47
Forfeited/expired	-	-
Outstanding – end of period	7,405	0.36

At March 31, 2018, the following stock options were outstanding:

Number of shares (000’s)	Vested (000’s)	Aggregate intrinsic value C$ (000’s)	Exercise price per share C$	Expiry date
985	985	231	0.26 – 0.36	Apr – Dec 2018
860	860	284	0.18	Dec 2019
1,320	1,320	290	0.28 – 0.32	July – Dec 2020
2,240	2,240	339	0.33 – 0.36	Mar – Nov 2021
1,900	1,884	-	0.52 – 0.62	May – Oct 2022
100	50	-	0.63	Feb 2023
7,405	7,339	1,144

During the three months ended March 31, 2018, the Company granted a total of 100,000 (2017 – Nil) incentive stock options to a Director at an exercise price of C$0.63 and 345,000 stock options with an exercise price of C$0.47 were exercised and the Company received gross proceeds of C$162,150. In addition, stock options to purchase 1,525,000 Designated Shares with an exercise price of C$0.47 were terminated and an aggregate of 365,168 common shares were issued.